Accumulated Other Comprehensive Loss - Schedule of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		$ 9,117	$ 8,673
Net unrealized gain (loss)		1	(244)
Ending Balance		10,219	9,117
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(1,042)	(255)
Net unrealized gain (loss)		(109)	(798)
Repurchase of shares under normal course issuer bids [note 20]		20	11
Ending Balance		(1,131)	(1,042)
Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(262)	(113)
Net unrealized gain (loss)		1	(244)
Reclassification of net loss to net income		126	95
Ending Balance		(135)	(262)
Accumulated Net Unrealized Loss On Other Long Term Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(165)	(186)
Net unrealized gain (loss)		(29)	14
Reclassification of net loss to net income		9	7
Ending Balance		(185)	(165)
Accumulated Net Unrealized Loss on Available-for-Sale investments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(1)	(4)
Net unrealized gain (loss)			3
Reclassification of net loss to net income		1
Ending Balance			(1)
AOCL [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	[1]	(1,470)	(558)
Ending Balance	[1]	$ (1,451)	$ (1,470)

[1]	AOCL is Accumulated Other Comprehensive Loss.